Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Share Based Compensation Stock Options Activity [Table Text Block]
			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2014	3,248,699	$67.51
Granted	49,088	91.32
Exercised	(434,204)	67.27
Cancelled or expired	(43,468)	104.74
Outstanding at December 31, 2014	2,820,115	$67.38	4.6	$145,317,000
Options vested and expected to vest at
December 31, 2014	2,818,587	$67.37	4.6	$145,271,000
Options exercisable at December 31, 2014	2,606,260	$65.62	4.4	$138,912,000

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Table Text Block]
	December 31,
	2014	2013	2012
Expected volatility	36.00%	36.00%	36.00%
Expected life	5.0 years	5.0 years	5.0 years
Risk free interest rate	1.81%	0.91%	1.05%
Expected dividend yield	4.10%	4.30%	4.30%

Schedule Of Sharebased Compensation Restricted Stock And Restricted Stock Units Activity [Table Text Block]
		Weighted-Average
		Grant-Date
Unvested Shares	Shares	Fair Value
Unvested at January 1, 2014	29,664	$79.24
Granted	11,475	91.31
Vested	(15,733)	74.61
Cancelled or expired	(2,957)	87.42
Unvested at December 31, 2014	22,449	87.58

Schedule Of Sharebased Compensation Restricted Operating Partnership Units Activity [Table Text Block]

		Weighted-Average
		Grant-Date
Unvested Units	Units	Fair Value
Unvested at January 1, 2014	765,971	$76.27
Granted	226,638	86.79
Vested	(327,555)	69.48
Cancelled or expired	(6,575)	83.16
Unvested at December 31, 2014	658,479	83.20